Other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Statement [Line Items]
Other Deposits and Receivables	₨ 4,540,098		₨ 2,136,850
Other non-current assets	4,540,098	$ 55,221	2,136,850
Noncurrent Financial Assets [Member]
Statement [Line Items]
Other non-current assets	₨ 850,261		₨ 447,940